SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2021
Significant Accounting Policies [Line Items]
Weighted average interest rates of short-term deposits	5.70%	0.77%
Time deposits, weighted average interest rate, maturities year one	2.20%	0.63%
Equity Securities without Readily Determinable Fair Value, Amount	$ 9,950,000	$ 11,477,000
Privately held company, investment amount		96,222,000
Equity Securities without Readily Determinable Fair Value, Upward Price Adjustment, Annual Amount	174,000	2,833,000	$ 67,822,000
Marketable equity securities with readily determinable fair values	3,000,000
Equity Securities without Readily Determinable Fair Value, Upward Price Adjustment, Cumulative Amount	4,120,000
Equity Securities without Readily Determinable Fair Value, Impairment Loss, Cumulative Amount	3,000,000
Cash Flow Hedge Derivative Instrument Assets at Fair Value	0	1,218,000
Cash Flow Hedge Derivative Instrument Liabilities at Fair Value	21,471,000
Derivative, Fair Value, Net		824,000
Accumulated income (loss) on derivatives	(21,643,000)	(5,761,000)	5,133,000
Gain (Loss) on Foreign Currency Derivatives Recorded in Earnings, Net	$ 9,747,000	6,408,000	(5,529,000)
Severance pay rate	8.33%
Severance Costs	$ 24,987,000	22,413,000	15,737,000
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	100.00%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Amount	$ 20,500
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	4.00%
Defined Contribution Plan, Cost	$ 2,672,000	2,271,000	1,117,000
Decrease to accumulated deficit from early adoption of ASU 2020-06 using the modified retrospective approach				$ 53,527,000
Decrease to additional paid-in capital from early adoption of ASU 2020-06 using the modified retrospective approach				$ 215,712,000
Increase (Decrease) in Notes Payable, Current		162,185,000
Price allocated to remaining performance obligations	$ 628,866,000
Percentage of remaining performance obligation	84.00%
Deferred commissions	$ 4,396,000	3,187,000
Capitalized Computer Software, Additions	2,741,000	2,519,000	575,000
Advertising Expense	224,266,000	284,540,000	282,804,000
Grant Proceeds	535,000	509,000	$ 957,000
Certain employees over 50 years of age
Significant Accounting Policies [Line Items]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Amount	27,000
Designated as hedging instrument
Significant Accounting Policies [Line Items]
Accumulated income (loss) on derivatives	(21,383,000)	296,000
Derivative, Notional Amount	382,969,000	156,806,000
Not designated as hedging instrument
Significant Accounting Policies [Line Items]
Derivative, Notional Amount	156,404,000	259,903,000
Derivative Asset	0	2,328,000
Derivative Liability	$ 10,724,000	$ 1,853,000